GOING CONCERN (Details) - USD ($)	Jun. 29, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
GOING CONCERN
Cash and cash equivalents	$ 8,347,558	$ 1,102,166	$ 812,534	$ 1,981,564